Share Capital (Details 4) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Warrants Outstanding, Beginning	11,186,824	301,624	2,351,070
Warrants Issued	638,510	10,885,200	301,624
Warrants Exercised	(301,624)	0	0
Warrants Expired	0	0	(2,351,070)
Warrants Outstanding, Ending	11,523,710	11,186,824	301,624
Exercise Price One
Statement [Line Items]
Warrants Outstanding, Beginning	301,624	301,624	1,770,515
Warrants Issued	0	0	0
Warrants Exercised		0	0
Warrants Expired	0	0	(1,770,515)
Warrants Outstanding, Ending	0	301,624	301,624
Exercise Price	$ 0.30	$ 0.30	$ 0.60
Expiry Date	July 23, 2021	July 23, 2021	March 3, 2019
Exercise Price Two
Statement [Line Items]
Warrants Outstanding, Beginning	4,000,000	0	499,444
Warrants Issued	0	4,000,000	0
Warrants Exercised		0	0
Warrants Expired	0	0	(499,444)
Warrants Outstanding, Ending	4,000,000	4,000,000	0
Exercise Price	$ 0.65	$ 0.65	$ 0.60
Expiry Date	October 7, 2022	October 7, 2022	March 14, 2019
Exercise Price Three
Statement [Line Items]
Warrants Outstanding, Beginning	6,500,000	0	31,111
Warrants Issued	0	6,500,000	0
Warrants Exercised		0	0
Warrants Expired	0	0	(31,111)
Warrants Outstanding, Ending	6,500,000	6,500,000	0
Exercise Price	$ 0.65	$ 0.65	$ 0.60
Expiry Date	November 12, 2022	November 12, 2022	March 14, 2019
Exercise Price Four
Statement [Line Items]
Warrants Outstanding, Beginning	385,200	0	50,000
Warrants Issued	0	385,200	0
Warrants Exercised		0	0
Warrants Expired	0	0	(50,000)
Warrants Outstanding, Ending	385,200	385,200	0
Exercise Price	$ 0.65	$ 0.65	$ 0.60
Expiry Date	November 12, 2022	November 12, 2022	April 21, 2019
Exercise Price Five
Statement [Line Items]
Warrants Outstanding, Beginning	0	301,624	0
Warrants Issued	638,510		301,624
Warrants Exercised			0
Warrants Expired	0		0
Warrants Outstanding, Ending	638,510	0	301,624
Exercise Price	$ 0.75		$ 0.30
Expiry Date	October 28, 2023		July 23, 2021